Deposits - Summary of Contractual Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2015	$ 107,492
2016	45,383
2017	30,051
2018	16,414
2019	6,867
Total	$ 206,207	$ 138,063